13. Fair value measurement (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs Level 3 [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Convertible bonds fair value	$ 12,879
Investment in affiliates	0	$ 2,214
Fair Value Measurements Nonrecurring [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Assets fair value	0	0
Liabilities fair value	0	0
Fair Value Measurements Recurring [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Liabilities fair value	$ 0	$ 0